EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2019
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
On August 1, 2019, the Company announced that the VEON’s Board of Directors approved the distribution of an interim gross dividend of US 13 cents per share for 2019, with a record date of August 14, 2019, compared to US 12 cents in Q2 2018. The Company makes appropriate tax withholdings of up to 15% when the dividend is being paid to the Company’s share depositary, The Bank of New York Mellon. For ordinary shareholders at Euronext Amsterdam, the interim dividend of US 13 cents will be paid in Euro.